PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment
	December 31,
	2 0 1 5	2 0 1 4
	(in thousands)
Cost:
Computers and equipment	$19	$19
Furniture and fixtures	3	3
	$22	$22
Accumulated depreciation and amortization:
Computers and equipment	$19	$19
Furniture and fixtures	3	3
	$22	$22
Property and equipment, net	$-	$-